Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.4%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	112,378	503,456
Total Alternative Strategies Funds (Cost $491,544)		503,456

Exchange-Traded Equity Funds 5.4%

Real Estate 5.4%
iShares U.S. Real Estate ETF	4,540	422,583
Total Exchange-Traded Equity Funds (Cost $379,306)		422,583

Exchange-Traded Fixed Income Funds 7.8%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	1,354	155,114
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	2,633	306,929
Investment Grade 1.9%
Vanguard Mortgage-Backed Securities ETF	2,875	152,864
Total Exchange-Traded Fixed Income Funds (Cost $599,342)		614,907

Multi-Asset/Tactical Strategies Funds 80.3%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	81,309	859,437
Columbia Solutions Conservative Portfolio(a)	527,778	5,430,831
Total Multi-Asset/Tactical Strategies Funds (Cost $6,086,844)		6,290,268

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	21,845	21,843
Total Money Market Funds (Cost $21,843)		21,843
Total Investments in Securities (Cost: $7,578,879)		7,853,057
Other Assets & Liabilities, Net		(15,083)
Net Assets		7,837,974
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	102,780	117,205	(107,607)	112,378	—	(72,084)	72,119	6,101	503,456
Columbia Short-Term Cash Fund, 1.699%
	305,155	1,065,050	(1,348,360)	21,845	—	23	—	2,478	21,843
Columbia Solutions Aggressive Portfolio
	93,945	15,534	(28,170)	81,309	66,196	21,525	33,643	26,682	859,437
Columbia Solutions Conservative Portfolio
	503,642	53,584	(29,448)	527,778	196,063	(5,514)	25,506	132,110	5,430,831
Total					262,259	(56,050)	131,268	167,371	6,815,567

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2019	1

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	53,038	237,614
Total Alternative Strategies Funds (Cost $231,992)		237,614

Exchange-Traded Equity Funds 5.5%

Real Estate 5.5%
iShares U.S. Real Estate ETF	2,140	199,191
Total Exchange-Traded Equity Funds (Cost $178,884)		199,191

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	638	73,089
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	1,241	144,664
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	1,355	72,045
Total Exchange-Traded Fixed Income Funds (Cost $280,953)		289,798

Multi-Asset/Tactical Strategies Funds 80.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	68,663	725,771
Columbia Solutions Conservative Portfolio(a)	217,614	2,239,245
Total Multi-Asset/Tactical Strategies Funds (Cost $2,867,954)		2,965,016

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	15,121	15,119
Total Money Market Funds (Cost $15,119)		15,119
Total Investments in Securities (Cost: $3,574,902)		3,706,738
Other Assets & Liabilities, Net		(42,277)
Net Assets		3,664,461
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	47,677	55,804	(50,443)	53,038	—	(33,479)	33,547	2,879	237,614
Columbia Short-Term Cash Fund, 1.699%
	170,520	532,538	(687,937)	15,121	—	11	—	1,188	15,119
Columbia Solutions Aggressive Portfolio
	76,096	11,299	(18,732)	68,663	55,996	14,387	28,887	22,570	725,771
Columbia Solutions Conservative Portfolio
	201,621	29,333	(13,340)	217,614	80,958	(4,135)	9,768	54,551	2,239,245
Total					136,954	(23,216)	72,202	81,188	3,217,749

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	32,366	144,999
Total Alternative Strategies Funds (Cost $141,210)		144,999

Exchange-Traded Equity Funds 5.4%

Real Estate 5.4%
iShares U.S. Real Estate ETF	1,342	124,913
Total Exchange-Traded Equity Funds (Cost $118,155)		124,913

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	400	45,824
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	778	90,691
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	850	45,195
Total Exchange-Traded Fixed Income Funds (Cost $179,280)		181,710

Multi-Asset/Tactical Strategies Funds 80.4%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	68,358	722,546
Columbia Solutions Conservative Portfolio(a)	110,505	1,137,101
Total Multi-Asset/Tactical Strategies Funds (Cost $1,832,255)		1,859,647

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	15,582	15,580
Total Money Market Funds (Cost $15,580)		15,580
Total Investments in Securities (Cost: $2,286,480)		2,326,849
Other Assets & Liabilities, Net		(15,201)
Net Assets		2,311,648
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	15,584	38,801	(22,019)	32,366	—	(10,570)	12,742	1,757	144,999
Columbia Short-Term Cash Fund, 1.699%
	52,252	434,378	(471,048)	15,582	—	7	—	524	15,580
Columbia Solutions Aggressive Portfolio
	38,636	40,714	(10,992)	68,358	54,265	34,046	16,105	21,872	722,546
Columbia Solutions Conservative Portfolio
	52,358	62,157	(4,010)	110,505	40,011	16,765	(11,035)	26,960	1,137,101
Total					94,276	40,248	17,812	51,113	2,020,226

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	21,893	98,079
Total Alternative Strategies Funds (Cost $95,944)		98,079

Exchange-Traded Equity Funds 5.5%

Real Estate 5.5%
iShares U.S. Real Estate ETF	897	83,493
Total Exchange-Traded Equity Funds (Cost $77,291)		83,493

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	267	30,587
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	520	60,616
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	568	30,201
Total Exchange-Traded Fixed Income Funds (Cost $118,569)		121,404

Multi-Asset/Tactical Strategies Funds 82.0%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	65,481	692,136
Columbia Solutions Conservative Portfolio(a)	53,497	550,487
Total Multi-Asset/Tactical Strategies Funds (Cost $1,212,138)		1,242,623

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	12,762	12,761
Total Money Market Funds (Cost $12,761)		12,761
Total Investments in Securities (Cost: $1,516,703)		1,558,360
Other Assets & Liabilities, Net		(42,511)
Net Assets		1,515,849
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,509	24,885	(16,501)	21,893	—	(9,565)	9,970	1,188	98,079
Columbia Short-Term Cash Fund, 1.699%
	67,378	310,885	(365,501)	12,762	—	5	—	428	12,761
Columbia Solutions Aggressive Portfolio
	47,133	28,807	(10,459)	65,481	53,102	(1,025)	19,557	21,404	692,136
Columbia Solutions Conservative Portfolio
	31,957	24,642	(3,102)	53,497	19,615	(688)	(4,693)	13,217	550,487
Total					72,717	(11,273)	24,834	36,237	1,353,463

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.4%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	17,120	76,695
Total Alternative Strategies Funds (Cost $74,897)		76,695

Exchange-Traded Equity Funds 5.4%

Real Estate 5.4%
iShares U.S. Real Estate ETF	700	65,156
Total Exchange-Traded Equity Funds (Cost $58,823)		65,156

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	209	23,943
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	406	47,328
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	443	23,554
Total Exchange-Traded Fixed Income Funds (Cost $92,872)		94,825

Multi-Asset/Tactical Strategies Funds 80.6%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	67,100	709,252
Columbia Solutions Conservative Portfolio(a)	25,263	259,951
Total Multi-Asset/Tactical Strategies Funds (Cost $922,254)		969,203

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	10,506	10,505
Total Money Market Funds (Cost $10,505)		10,505
Total Investments in Securities (Cost: $1,159,351)		1,216,384
Other Assets & Liabilities, Net		(14,661)
Net Assets		1,201,723
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	14,083	18,059	(15,022)	17,120	—	(9,628)	9,795	929	76,695
Columbia Short-Term Cash Fund, 1.699%
	47,862	224,504	(261,860)	10,506	—	4	—	411	10,505
Columbia Solutions Aggressive Portfolio
	63,510	15,224	(11,634)	67,100	54,775	4,865	28,657	22,079	709,252
Columbia Solutions Conservative Portfolio
	19,165	7,756	(1,658)	25,263	9,287	(288)	(667)	6,258	259,951
Total					64,062	(5,047)	37,785	29,677	1,056,403

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2019	5

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.7%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	15,995	71,659
Total Alternative Strategies Funds (Cost $69,968)		71,659

Exchange-Traded Equity Funds 5.6%

Real Estate 5.6%
iShares U.S. Real Estate ETF	643	59,851
Total Exchange-Traded Equity Funds (Cost $53,780)		59,851

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.1%
iShares JPMorgan USD Emerging Markets Bond ETF	192	21,995
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	373	43,481
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	407	21,640
Total Exchange-Traded Fixed Income Funds (Cost $84,466)		87,116

Multi-Asset/Tactical Strategies Funds 82.7%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	74,749	790,097
Columbia Solutions Conservative Portfolio(a)	9,766	100,496
Total Multi-Asset/Tactical Strategies Funds (Cost $844,001)		890,593

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	10,048	10,047
Total Money Market Funds (Cost $10,047)		10,047
Total Investments in Securities (Cost: $1,062,262)		1,119,266
Other Assets & Liabilities, Net		(42,603)
Net Assets		1,076,663
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,484	17,547	(15,036)	15,995	—	(9,384)	9,426	868	71,659
Columbia Short-Term Cash Fund, 1.699%
	65,198	195,988	(251,138)	10,048	—	4	—	400	10,047
Columbia Solutions Aggressive Portfolio
	72,550	13,024	(10,825)	74,749	61,765	3,414	32,162	24,895	790,097
Columbia Solutions Conservative Portfolio
	6,794	3,801	(829)	9,766	3,654	(236)	(702)	2,462	100,496
Total					65,419	(6,202)	40,886	28,625	972,299

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	15,781	70,701
Total Alternative Strategies Funds (Cost $69,039)		70,701

Exchange-Traded Equity Funds 5.4%

Real Estate 5.4%
iShares U.S. Real Estate ETF	636	59,199
Total Exchange-Traded Equity Funds (Cost $53,239)		59,199

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	190	21,766
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	369	43,014
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	403	21,428
Total Exchange-Traded Fixed Income Funds (Cost $84,315)		86,208

Multi-Asset/Tactical Strategies Funds 80.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	82,486	871,884
Columbia Solutions Conservative Portfolio(a)	903	9,290
Total Multi-Asset/Tactical Strategies Funds (Cost $827,522)		881,174

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	8,602	8,601
Total Money Market Funds (Cost $8,601)		8,601
Total Investments in Securities (Cost: $1,042,716)		1,105,883
Other Assets & Liabilities, Net		(15,174)
Net Assets		1,090,709
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,813	16,992	(15,024)	15,781	—	(9,463)	9,451	857	70,701
Columbia Short-Term Cash Fund, 1.699%
	42,947	200,284	(234,629)	8,602	—	4	—	371	8,601
Columbia Solutions Aggressive Portfolio
	81,391	12,064	(10,969)	82,486	67,823	3,314	35,128	27,337	871,884
Columbia Solutions Conservative Portfolio
	—	903	—	903	322	—	(407)	217	9,290
Total					68,145	(6,145)	44,172	28,782	960,476

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2019	7

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.7%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	16,074	72,013
Total Alternative Strategies Funds (Cost $70,314)		72,013

Exchange-Traded Equity Funds 5.5%

Real Estate 5.5%
iShares U.S. Real Estate ETF	645	60,036
Total Exchange-Traded Equity Funds (Cost $53,968)		60,036

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.1%
iShares JPMorgan USD Emerging Markets Bond ETF	192	21,996
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	374	43,597
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	408	21,693
Total Exchange-Traded Fixed Income Funds (Cost $84,625)		87,286

Multi-Asset/Tactical Strategies Funds 82.7%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	84,539	893,577
Total Multi-Asset/Tactical Strategies Funds (Cost $842,005)		893,577

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	10,065	10,064
Total Money Market Funds (Cost $10,064)		10,064
Total Investments in Securities (Cost: $1,060,976)		1,122,976
Other Assets & Liabilities, Net		(42,592)
Net Assets		1,080,384
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,480	17,688	(15,094)	16,074	—	(9,366)	9,409	873	72,013
Columbia Short-Term Cash Fund, 1.699%
	64,292	199,922	(254,149)	10,065	—	5	—	392	10,064
Columbia Solutions Aggressive Portfolio
	79,431	14,562	(9,454)	84,539	69,853	36,581	36,361	28,155	893,577
Total					69,853	27,220	45,770	29,420	975,654

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	15,947	71,441
Total Alternative Strategies Funds (Cost $69,762)		71,441

Exchange-Traded Equity Funds 5.4%

Real Estate 5.4%
iShares U.S. Real Estate ETF	642	59,758
Total Exchange-Traded Equity Funds (Cost $53,746)		59,758

Exchange-Traded Fixed Income Funds 7.9%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	192	21,995
Inflation Protected Securities 3.9%
iShares TIPS Bond ETF	373	43,481
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	407	21,640
Total Exchange-Traded Fixed Income Funds (Cost $85,208)		87,116

Multi-Asset/Tactical Strategies Funds 80.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	84,220	890,206
Total Multi-Asset/Tactical Strategies Funds (Cost $835,225)		890,206

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 1.699%(a),(b)	9,155	9,154
Total Money Market Funds (Cost $9,154)		9,154
Total Investments in Securities (Cost: $1,053,095)		1,117,675
Other Assets & Liabilities, Net		(15,178)
Net Assets		1,102,497
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,903	17,189	(15,145)	15,947	—	(9,520)	9,513	866	71,441
Columbia Short-Term Cash Fund, 1.699%
	45,164	201,660	(237,669)	9,155	—	5	—	375	9,154
Columbia Solutions Aggressive Portfolio
	81,919	12,760	(10,459)	84,220	69,230	2,044	35,966	27,904	890,206
Total					69,230	(7,471)	45,479	29,145	970,801

(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2019	9